Equity Incentive Compensation	12 Months Ended
Dec. 31, 2013
Equity Incentive Compensation [Abstract]
Equity Incentive Compensation [Text Block]

8. Equity Incentive Compensation

In January 2011, the Company issued 29,500 units to three employees in connection with equity incentive agreements, 20,000 of the units vested in six month increments beginning with 33% in July 2011 and then 16% through July 2013, 7,500 of the units vested in six month increments beginning with 33% in April 2011 and then 16% through April 2013 and 2,000 of the units vested 25% on the first anniversary and then in thirty-six monthly increments through March 2016. All of these individuals were terminated during 2012 and their vested units (totaling 16,833) were repurchased by the majority member. The remaining unvested units (12,667) were cancelled. In December 2011, the Company issued 1,530 units to another employee in connection with an equity incentive agreement. The units vest 25% on the first anniversary and then in thirty-six monthly increments through December 2014.
In October 2012, the Company issued 22,725 units to the Chief Executive Officer which were subject to a performance condition, the Company closing a funding of at least $25 million. Once achieved, the units vest 33% upon the closing and then 16% every six months thereafter. Since the likelihood of achieving the performance condition on the grant date was not deemed probable, no equity incentive compensation had been recorded related to these units. On October 9, 2013, this equity incentive agreement was modified to reduce the funding target to $15 million which is deemed probable however the grant was determined to have a diminimus grant-date fair value.
All of the above units were recorded based upon their fair value on the date of grant and the weighted-average grant-date fair value of the units issued. The Company expensed approximately $8,000 during the year ended December 31, 2012 related to the 2011 grants. The unrecognized expense as of December 31, 2013 is diminimus.